UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III        New York, New York       2/14/13
-----------------------------      -------------------      ----------------
  [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          33
                                               -------------

Form 13F Information Table Value Total:         183,056
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE


Note: The information provided herein with respect to Warrants is based on (i) the number of Warrants held by the Reporting Manager as of December 31, 2012 and (ii) the price of such Warrants as reported by Bloomberg as of December 31, 2012.

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
AGL RES INC                   COM            001204106    2,618    65,500 SH          SOLE                65,500         0         0
CANADIAN PAC RY LTD           COM            13645T100   11,053   108,771 SH          SOLE               108,771         0         0
CLIFFS NATURAL RESOURCES INC  COM            18683K101    2,893    75,000 SH          SOLE                75,000         0         0
CMS ENERGY CORP               COM            125896100    3,072   126,000 SH          SOLE               126,000         0         0
CROSSTEX ENERGY INC           COM            22765Y104    9,352   652,169 SH          SOLE               652,169         0         0
DTE ENERGY CO                 COM            233331107    2,762    46,000 SH          SOLE                46,000         0         0
HERCULES OFFSHORE INC         COM            427093109    7,243 1,173,977 SH          SOLE             1,173,977         0         0
ITC HLDGS CORP                COM            465685105    1,038    13,500 SH          SOLE                13,500         0         0
KIOR INC                      CL A           497217109    2,281   355,779 SH          SOLE               355,779         0         0
KANSAS CITY SOUTHERN          COM NEW        485170302    5,131    61,458 SH          SOLE                61,458         0         0
MARATHON PETE CORP            COM            56585A102   13,756   218,347 SH          SOLE               218,347         0         0
MIDDLESEX WATER CO            COM            596680108      528    27,000 SH          SOLE                27,000         0         0
MUELLER WTR PRODS INC         COM SER A      624758108    5,558   990,652 SH          SOLE               990,652         0         0
NRG ENERGY INC                COM NEW        629377508   16,043   697,829 SH          SOLE               697,829         0         0
NATIONAL FUEL GAS CO N J      COM            636180101    1,546    30,500 SH          SOLE                30,500         0         0
NEXTERA ENERGY INC            COM            65339F101    1,280    18,500 SH          SOLE                18,500         0         0
NISOURCE INC                  COM            65473P105    8,219   330,229 SH          SOLE               330,229         0         0
NORTHEAST UTILS               COM            664397106    3,165    81,000 SH          SOLE                81,000         0         0
NORTHWESTERN CORP             COM NEW        668074305    3,230    93,000 SH          SOLE                93,000         0         0
PPL CORP                      COM            69351T106    2,348    82,000 SH          SOLE                82,000         0         0
PHILLIPS 66                   COM            718546104   14,299   269,289 SH          SOLE               269,289         0         0
RENTECH INC                   COM            760112102      365   138,923 SH          SOLE               138,923         0         0
ROCKWOOD HLDGS INC            COM            774415103   10,198   206,190 SH          SOLE               206,190         0         0
SEMGROUP CORP                 CL A           81663A105   14,796   378,618 SH          SOLE               378,618         0         0
SEMGROUP CORP        *W EXP 11/30/201        81663A113      154    10,000 SH  CALL    SOLE                10,000         0         0
SEMPRA ENERGY                 COM            816851109   16,684   235,188 SH          SOLE               235,188         0         0
UGI CORP NEW                  COM            902681105    2,061    63,000 SH          SOLE                63,000         0         0
UIL HLDG CORP                 COM            902748102    1,683    47,000 SH          SOLE                47,000         0         0
UNITED RENTALS INC            COM            911363109    8,357   183,579 SH          SOLE               183,579         0         0
WGL HLDGS INC                 COM            92924F106    3,135    80,000 SH          SOLE                80,000         0         0
WESTAR ENERGY INC             COM            95709T100    1,574    55,000 SH          SOLE                55,000         0         0
WESTLAKE CHEM CORP            COM            960413102    5,726    72,201 SH          SOLE                72,201         0         0
XCEL ENERGY INC               COM            98389B100      908    34,000 SH          SOLE                34,000         0         0
